UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309

(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code: 515-248-0156

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 25.23%	Shares Held	Value
Aerospace & Defense - 0.40%
Lockheed Martin Corp	4,191	$1,121,512
Banks - 5.60%
Bank of Hawaii Corp	21,255	1,750,562
Bank of Nova Scotia/The	31,780	1,861,355
Columbia Banking System Inc	45,092	1,758,137
Cullen / Frost Bankers Inc	19,531	1,737,673
East West Bancorp Inc	33,203	1,713,607
JPMorgan Chase & Co	20,053	1,761,455
PacWest Bancorp	32,842	1,749,165
US Bancorp	35,942	1,851,013
Washington Trust Bancorp Inc	32,681	1,611,173

		$15,794,140

Chemicals - 0.61%
EI du Pont de Nemours & Co	21,480	1,725,488
Computers - 0.53%
Apple Inc	10,428	1,498,086
Diversified Financial Services - 0.70%
BGC Partners Inc, Class A	174,295	1,979,991
Electric - 1.71%
ALLETE Inc	23,402	1,584,549
WEC Energy Group Inc	26,298	1,594,448
Xcel Energy Inc	36,801	1,635,805

		$4,814,802

Electronics - 0.23%
Garmin Ltd	12,918	660,239
Food - 0.78%
B&G Foods Inc	25,952	1,044,568
Kraft Heinz Co/The	12,641	1,147,929

		$2,192,497

Housewares - 0.25%
Tupperware Brands Corp	11,414	715,886
Machinery - Diversified - 0.49%
Deere & Co	12,825	1,396,130
Oil & Gas - 3.11%
Chevron Corp	13,941	1,496,845
Exxon Mobil Corp	21,762	1,784,702
HollyFrontier Corp	56,406	1,598,546
Marathon Petroleum Corp	42,576	2,151,791
Occidental Petroleum Corp	27,467	1,740,309

		$8,772,193

Pharmaceuticals - 1.53%
Abbott Laboratories	25,824	1,146,844
Johnson & Johnson	8,681	1,081,219
Merck & Co Inc	15,934	1,012,446
Pfizer Inc	31,263	1,069,507

		$4,310,016

Pipelines - 2.25%
EnLink Midstream LLC	104,793	2,032,984
Plains GP Holdings LP, Class A	56,613	1,769,722
Targa Resources Corp	42,472	2,544,073

		$6,346,779

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
REITS - 5.53%
AGNC Investment Corp	73,568	$1,463,268
Annaly Capital Management Inc	151,543	1,683,643
Colony NorthStar Inc, Class A	133,339	1,721,406
CYS Investments Inc	142,735	1,134,743
Digital Realty Trust Inc	17,051	1,814,056
EPR Properties	19,681	1,449,112
Gramercy Property Trust	59,337	1,560,563
Medical Properties Trust Inc	115,128	1,484,000
Omega Healthcare Investors Inc	51,842	1,710,268
Pebblebrook Hotel Trust	54,057	1,579,005

		$15,600,064

Semiconductors - 0.55%
Microchip Technology Inc	21,245	1,567,456
Telecommunications - 0.55%
BCE Inc	35,325	1,563,838
Toys, Games & Hobbies - 0.41%
Hasbro Inc	11,609	1,158,810

TOTAL COMMON STOCKS		$71,217,927

PREFERRED STOCKS - 5.43%	Shares Held	Value
Banks - 1.43%
Bank of America Corp 6.00%; Series EE (a)	10,000	257,900
Bank of America Corp 6.50%; Series Y (a)	20,000	526,600
Goldman Sachs Group Inc/The 6.20%; Series B (a)	40,000	1,064,000
Merrill Lynch Capital Trust I 6.45%; Series K (b)	15,000	383,250
Merrill Lynch Capital Trust III 7.38% (b)	15,000	390,300
Morgan Stanley 6.38%; Series I (a),(b)	20,000	553,200
Morgan Stanley 7.13%; Series E (a),(b)	30,000	873,900

		$4,049,150

Diversified Financial Services - 0.15%
General Electric Co 4.88%	17,000	433,330
Electric - 0.99%
Alabama Power Co 6.45% (a)	40,000	1,032,000
BGE Capital Trust II 6.20%	30,000	783,000
Duke Energy Corp 5.13%	15,000	389,850
Entergy Mississippi Inc 4.90%	10,000	226,300
NextEra Energy Capital Holdings Inc 5.13%; Series I	15,000	368,400

		$2,799,550

Insurance - 0.14%
Prudential Financial Inc 5.75%	15,000	383,400
Media - 0.14%
Comcast Corp 5.00%	15,000	387,000
REITS - 2.45%
Boston Properties Inc 5.25% (a)	20,000	500,000
Digital Realty Trust Inc 7.38%; Series H (a)	55,000	1,512,500
Kimco Realty Corp 6.00%; Series I (a)	30,000	755,400
PS Business Parks Inc 5.20%; Series W (a)	20,000	460,000
PS Business Parks Inc 6.00%; Series T (a)	30,000	754,800
Public Storage 4.90%; Series E (a)	15,000	337,350
Public Storage 6.38%; Series Y (a)	35,000	931,700
Ventas Realty LP / Ventas Capital Corp 5.45%	15,000	375,300
Vornado Realty Trust 6.63%; Series I (a)	50,000	1,282,000

		$6,909,050

Telecommunications - 0.13%
Qwest Corp 6.13%	15,000	372,000

TOTAL PREFERRED STOCKS		$15,333,480

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2017 (unaudited)

BONDS - 61.29%	Principal Amount	Value
Banks - 3.79%
Bank of America Corp,
8.00%, 07/29/2049 (a),(b)	$4,000,000	$4,120,000
Citigroup Inc
6.68%, 09/13/2043	2,000,000	2,546,366
JPMorgan Chase & Co,
5.15%, 12/29/2049 (a),(b)	4,000,000	4,035,000

		$10,701,366

Commercial Services - 1.03%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	3,000,000	2,898,750
Computers - 1.16%
Diamond 1 Finance Corp / Diamond 2 Finance Corp
6.02%, 06/15/2026 (c)	3,000,000	3,270,543
Diversified Financial Services - 0.37%
Jefferies Group LLC
6.25%, 01/15/2036	1,000,000	1,050,972
Electric - 3.15%
GenOn Energy Inc
9.88%, 10/15/2020	3,100,000	2,022,750
NRG Energy Inc
6.25%, 07/15/2022	1,000,000	1,022,500
6.25%, 05/01/2024	2,000,000	1,993,750
PPL Capital Funding Inc,
3.82%, 03/30/2067 (b)	4,000,000	3,840,000

		$8,879,000

Engineering & Construction - 0.37%
Engility Corp
8.88%, 09/01/2024 (c)	1,000,000	1,058,750
Environmental Control - 2.51%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (c)	2,000,000	2,020,000
Covanta Holding Corp
5.88%, 03/01/2024	5,000,000	5,075,000

		$7,095,000

Food - 1.81%
B&G Foods Inc
4.63%, 06/01/2021	3,000,000	3,022,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024	2,000,000	2,085,000

		$5,107,500

Healthcare - Services - 4.05%
HCA Inc
5.88%, 05/01/2023	2,000,000	2,160,000
HealthSouth Corp
5.75%, 09/15/2025	3,000,000	2,996,250
Surgery Center Holdings Inc
8.88%, 04/15/2021 (c)	2,000,000	2,115,000
Tenet Healthcare Corp
8.13%, 04/01/2022	4,000,000	4,175,000

		$11,446,250

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2017 (unaudited)

BONDS (continued)	Principal Amount	Value
Home Builders - 2.23%
KB Home
7.50%, 09/15/2022	$2,000,000	$2,195,000
PulteGroup Inc
6.38%, 05/15/2033	4,000,000	4,100,000

		$6,295,000

Insurance - 1.47%
MetLife Inc
9.25%, 04/08/2038 (c)	3,000,000	4,143,750
Internet - 0.37%
VeriSign Inc
5.25%, 04/01/2025	1,000,000	1,036,250
Iron & Steel - 2.30%
Allegheny Technologies Inc
7.88%, 08/15/2023	3,000,000	3,070,200
ArcelorMittal
7.00%, 02/25/2022	3,000,000	3,412,140

		$6,482,340

Lodging - 1.14%
Boyd Gaming Corp
6.88%, 05/15/2023	3,000,000	3,232,500
Media - 6.65%
CCO Holdings LLC / CCO Holdings Capital Corp
5.75%, 01/15/2024	2,000,000	2,080,000
CSC Holdings LLC
6.75%, 11/15/2021	4,000,000	4,337,500
DISH DBS Corp
5.88%, 11/15/2024	4,000,000	4,201,000
Sirius XM Radio Inc
5.38%, 04/15/2025 (c)	4,000,000	4,094,000
Viacom Inc
6.25%, 02/28/2057 (b)	2,000,000	2,016,000
5.88%, 02/28/2057 (b)	2,000,000	2,040,000

		$18,768,500

Mining - 1.67%
Freeport-McMoRan Inc
3.88%, 03/15/2023	4,000,000	3,678,480
Teck Resources Ltd
4.50%, 01/15/2021	1,000,000	1,030,000

		$4,708,480

Mortgage Backed Securities - 6.22%
Citigroup Commercial Mortgage Trust 2015-GC29
4.15%, 04/10/2048 (b)	750,000	726,031
COMM 2014-UBS3 Mortgage Trust
4.78%, 06/10/2047 (b)	2,000,000	1,928,930
COMM 2015-CCRE22 Mortgage Trust
4.13%, 03/10/2048 (b)	500,000	478,373
GS Mortgage Securities Trust 2013-GC13
4.07%, 07/10/2046 (b),(c)	500,000	506,165
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (b)	2,000,000	1,961,977
GS Mortgage Securities Trust 2014-GC20
4.87%, 04/10/2047 (b)	2,000,000	1,933,694
GS Mortgage Securities Trust 2015-GC32
4.41%, 07/10/2048 (b)	1,241,000	1,241,148
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.41%, 12/15/2047 (b),(c)	1,750,000	1,602,591

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2017 (unaudited)

BONDS (continued)	Principal Amount	Value
Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.24%, 01/15/2049 (b),(c)	$1,000,000	$767,910
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.67%, 04/15/2047 (b)	2,000,000	2,047,405
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59%, 02/15/2048 (c)	1,425,000	1,039,863
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.47%, 09/15/2048 (b)	1,600,000	1,585,310
WFRBS Commercial Mortgage Trust 2013-C14
4.00%, 06/15/2046 (b),(c)	500,000	445,028
WFRBS Commercial Mortgage Trust 2014-C22
3.77%, 09/15/2057 (b)	1,000,000	916,458
3.91%, 09/15/2057 (b),(c)	500,000	379,172

		$17,560,055

Office & Business Equipment - 1.11%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	3,000,000	3,142,500
Oil & Gas - 2.70%
Nabors Industries Inc
5.00%, 09/15/2020	1,000,000	1,034,375
Rowan Cos Inc
4.88%, 06/01/2022	2,000,000	1,910,000
4.75%, 01/15/2024	3,000,000	2,692,500
Whiting Petroleum Corp
5.75%, 03/15/2021	2,000,000	1,980,000

		$7,616,875

Oil & Gas Services - 2.76%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021	2,000,000	1,985,000
6.00%, 10/01/2022	2,000,000	1,970,000
Weatherford International Ltd
4.50%, 04/15/2022	4,000,000	3,830,000

		$7,785,000

Packaging & Containers - 1.46%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (c)	4,000,000	4,110,000
Pipelines - 2.51%
EnLink Midstream Partners LP
4.15%, 06/01/2025	3,000,000	2,963,907
Transcanada Trust
5.63%, 05/20/2075 (b)	4,000,000	4,120,000

		$7,083,907

Retail - 2.12%
JC Penney Corp Inc
5.65%, 06/01/2020	2,000,000	1,980,000
Rite Aid Corp
6.75%, 06/15/2021	4,000,000	4,017,500

		$5,997,500

Software - 1.52%
First Data Corp
7.00%, 12/01/2023 (c)	4,000,000	4,290,000
Storage/Warehousing - 1.22%
Mobile Mini Inc
5.88%, 07/01/2024	3,331,000	3,439,258

See accompanying notes.

Schedule of Investments

Principal EDGE Active Income ETF

March 31, 2017 (unaudited)

BONDS (continued)	Principal Amount	Value
Telecommunications - 4.11%
Intelsat Jackson Holdings SA
7.25%, 04/01/2019	$3,000,000	$2,861,250
Sprint Corp
7.88%, 09/15/2023	4,000,000	4,430,000
T-Mobile USA Inc
6.38%, 03/01/2025	4,000,000	4,310,000

		$11,601,250

Transportation - 1.49%
XPO Logistics Inc
6.50%, 06/15/2022 (c)	4,000,000	4,200,000

TOTAL BONDS		$173,001,296

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 6.40%	Principal Amount	Value
Federal Home Loan Mortgage Corp (FHLMC) - 1.16%
1.75%, 09/15/2040 (b),(d)	28,205,973	1,525,221
2.07%, 02/15/2038 (b),(d)	25,654,239	1,752,102

		$3,277,323

Federal National Mortgage Association (FNMA) - 4.00%
1.79%, 12/25/2034 (b),(d)	20,586,053	1,131,628
1.80%, 12/25/2056 (b),(d)	29,857,885	1,794,474
1.83%, 07/25/2044 (b),(d)	23,733,043	1,579,593
1.85%, 07/25/2056 (b),(d)	16,462,715	944,007
1.90%, 12/25/2045 (b),(d)	23,881,805	1,449,898
1.96%, 12/25/2044 (b),(d)	18,845,877	1,294,288
1.98%, 08/25/2044 (b),(d)	26,352,435	1,652,068
3.50%, 02/25/2036 (d)	8,659,435	1,430,906

		$11,276,862

Government National Mortgage Association (GNMA) - 1.24%
4.00%, 04/20/2046 (d)	6,723,496	1,320,897
4.00%, 09/20/2046 (d)	11,694,101	2,171,263

		$3,492,160

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$18,046,345

Total Investments		$277,599,048
Other Assets and Liabilities - 1.65%		$4,655,303

TOTAL NET ASSETS - 100%		$282,254,351

(a)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(b)	Variable Rate. Rate shown is in effect at March 31, 2017.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $34,042,772 or 12.06% of net assets.
(d)	Security is an Interest Only Strip.

Portfolio Summary (unaudited)
Sector	Percent
Financial	21.47%
Energy	13.32%
Mortgage Securities	12.62%
Communications	11.95%
Consumer, Non-cyclical	9.20%
Consumer, Cyclical	7.38%
Industrial	7.11%
Utilities	5.84%
Technology	4.88%
Basic Materials	4.58%
Other Assets and Liabilities	1.65%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Healthcare Innovators Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 99.89%	Shares Held	Value
Biotechnology - 48.15%
Acceleron Pharma Inc (a)	1,052	$27,846
Achillion Pharmaceuticals Inc (a)	3,712	15,628
Acorda Therapeutics Inc (a)	1,292	27,132
Aduro Biotech Inc (a)	1,758	18,899
Advaxis Inc (a)	925	7,557
Agenus Inc (a)	2,359	8,893
Alder Biopharmaceuticals Inc (a)	1,403	29,182
Alnylam Pharmaceuticals Inc (a)	2,388	122,385
AMAG Pharmaceuticals Inc (a)	927	20,904
Aratana Therapeutics Inc (a)	961	5,093
Arena Pharmaceuticals Inc (a)	6,606	9,645
Arrowhead Pharmaceuticals Inc (a)	1,670	3,090
Atara Biotherapeutics Inc (a)	782	16,070
Bellicum Pharmaceuticals Inc (a)	735	9,070
BioCryst Pharmaceuticals Inc (a)	2,063	17,329
BioMarin Pharmaceutical Inc (a)	2,226	195,398
Bluebird Bio Inc (a)	1,037	94,263
Blueprint Medicines Corp (a)	741	29,633
Celldex Therapeutics Inc (a)	2,767	9,989
Cytokinetics Inc (a)	1,078	13,852
Dermira Inc (a)	990	33,769
Dynavax Technologies Corp (a)	1,045	6,218
Editas Medicine Inc (a)	994	22,186
Emergent BioSolutions Inc (a)	1,131	32,844
Epizyme Inc (a)	1,573	26,977
Esperion Therapeutics Inc (a)	633	22,351
Exact Sciences Corp (a)	2,724	64,341
Exelixis Inc (a)	6,413	138,970
FibroGen Inc (a)	1,754	43,236
Five Prime Therapeutics Inc (a)	792	28,631
Foundation Medicine Inc (a)	948	30,573
Geron Corp (a)	4,321	9,809
Halozyme Therapeutics Inc (a)	3,603	46,695
ImmunoGen Inc (a)	2,440	9,443
Incyte Corp (a)	2,184	291,935
Innoviva Inc (a)	3,108	42,984
Inovio Pharmaceuticals Inc (a)	1,997	13,220
Insmed Inc (a)	1,679	29,399
Intellia Therapeutics Inc (a)	977	13,766
Intercept Pharmaceuticals Inc (a)	689	77,926
Intrexon Corp (a)	3,291	65,228
Ionis Pharmaceuticals Inc (a)	3,367	135,353
Juno Therapeutics Inc (a)	2,946	65,372
Karyopharm Therapeutics Inc (a)	1,001	12,853
Kite Pharma Inc (a)	1,382	108,473
Lexicon Pharmaceuticals Inc (a)	2,890	41,443
MacroGenics Inc (a)	942	17,521
Medicines Co/The (a)	1,965	96,088
Merrimack Pharmaceuticals Inc (a)	3,510	10,811
Momenta Pharmaceuticals Inc (a)	1,978	26,406
NewLink Genetics Corp (a)	785	18,918
Novavax Inc (a)	7,364	9,426
Omeros Corp (a)	1,162	17,569
Organovo Holdings Inc (a)	2,516	8,001
Otonomy Inc (a)	819	10,033
OvaScience Inc (a)	965	1,805
Pacific Biosciences of California Inc (a)	2,495	12,899
Prothena Corp PLC (a)	960	53,558
PTC Therapeutics Inc (a)	961	9,456
Puma Biotechnology Inc (a)	909	33,815
Retrophin Inc (a)	997	18,405
Rigel Pharmaceuticals Inc (a)	2,568	8,500
Sage Therapeutics Inc (a)	894	63,537

See accompanying notes.

Schedule of Investments

Principal Healthcare Innovators Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Biotechnology (continued)
Sangamo Therapeutics Inc (a)	1,972	$10,254
Seattle Genetics Inc (a)	3,813	239,685
Spark Therapeutics Inc (a)	853	45,499
Spectrum Pharmaceuticals Inc (a)	2,178	14,157
Theravance Biopharma Inc (a)	1,333	49,081
Ultragenyx Pharmaceutical Inc (a)	1,099	74,490
Vertex Pharmaceuticals Inc (a)	2,362	258,285
ZIOPHARM Oncology Inc (a)	3,581	22,704

		$3,226,756

Commercial Services - 0.24%
Albany Molecular Research Inc (a)	1,164	16,331
Healthcare - Products - 13.98%
Accelerate Diagnostics Inc (a)	1,431	34,630
Accuray Inc (a)	2,198	10,441
AngioDynamics Inc (a)	999	17,333
AtriCure Inc (a)	898	17,197
Cardiovascular Systems Inc (a)	886	25,052
Cerus Corp (a)	2,796	12,442
ConforMIS Inc (a)	1,142	5,961
Endologix Inc (a)	2,222	16,087
Genomic Health Inc (a)	906	28,530
Glaukos Corp (a)	921	47,247
Haemonetics Corp (a)	1,418	57,528
Insulet Corp (a)	1,592	68,599
Intersect ENT Inc (a)	769	13,189
Invacare Corp	861	10,246
K2M Group Holdings Inc (a)	1,126	23,094
Nevro Corp (a)	789	73,929
NxStage Medical Inc (a)	1,793	48,106
OPKO Health Inc (a)	15,244	121,952
Orthofix International NV (a)	495	18,884
Penumbra Inc (a)	866	72,268
Quidel Corp (a)	877	19,855
Rockwell Medical Inc (a)	1,444	9,040
Spectranetics Corp/The (a)	1,198	34,892
Wright Medical Group NV (a)	2,859	88,972
Zeltiq Aesthetics Inc (a)	1,105	61,449

		$936,923

Healthcare - Services - 3.24%
Brookdale Senior Living Inc (a)	5,180	69,567
Capital Senior Living Corp (a)	813	11,431
Community Health Systems Inc (a)	3,085	27,364
Teladoc Inc (a)	1,240	31,000
Tenet Healthcare Corp (a)	2,766	48,986
Tivity Health Inc (a)	981	28,547

		$216,895

Pharmaceuticals - 33.67%
ACADIA Pharmaceuticals Inc (a)	3,345	115,001
Adamas Pharmaceuticals Inc (a)	599	10,483
Aerie Pharmaceuticals Inc (a)	779	35,328
Agios Pharmaceuticals Inc (a)	1,060	61,904
Alkermes PLC (a)	4,217	246,694
Amicus Therapeutics Inc (a)	3,859	27,515
Amphastar Pharmaceuticals Inc (a)	1,225	17,763
Array BioPharma Inc (a)	4,048	36,189
Avexis Inc (a)	643	48,887
Axovant Sciences Ltd (a)	2,775	41,458
Cara Therapeutics Inc (a)	764	14,050
Cempra Inc (a)	1,412	5,295

See accompanying notes.

Schedule of Investments

Principal Healthcare Innovators Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Chimerix Inc (a)	1,293	$8,249
Clovis Oncology Inc (a)	1,073	68,318
Coherus Biosciences Inc (a)	1,178	24,915
Collegium Pharmaceutical Inc (a)	638	6,418
Depomed Inc (a)	1,719	21,573
DexCom Inc (a)	2,335	197,845
Eagle Pharmaceuticals Inc (a)	437	36,245
Enanta Pharmaceuticals Inc (a)	517	15,924
Endo International PLC (a)	6,198	69,170
Flexion Therapeutics Inc (a)	747	20,102
Global Blood Therapeutics Inc (a)	829	30,549
Heron Therapeutics Inc (a)	995	14,925
Impax Laboratories Inc (a)	2,067	26,148
Intra-Cellular Therapies Inc (a)	1,174	19,077
Ironwood Pharmaceuticals Inc (a)	3,618	61,723
Keryx Biopharmaceuticals Inc (a)	2,873	17,698
La Jolla Pharmaceutical Co (a)	496	14,806
MannKind Corp (a)	2,596	3,842
Minerva Neurosciences Inc (a)	944	7,646
Nektar Therapeutics (a)	3,805	89,303
Neurocrine Biosciences Inc (a)	2,415	104,569
Ophthotech Corp (a)	966	3,536
Pacira Pharmaceuticals Inc (a)	1,040	47,424
Perrigo Co PLC	2,232	148,182
Portola Pharmaceuticals Inc (a)	1,575	61,724
Progenics Pharmaceuticals Inc (a)	1,899	17,927
Radius Health Inc (a)	1,200	46,380
Revance Therapeutics Inc (a)	773	16,078
Sarepta Therapeutics Inc (a)	1,339	39,634
Seres Therapeutics Inc (a)	1,093	12,318
Synergy Pharmaceuticals Inc (a)	5,022	23,403
TESARO Inc (a)	1,429	219,880
TG Therapeutics Inc (a)	1,515	17,650
TherapeuticsMD Inc (a)	5,485	39,492
Vanda Pharmaceuticals Inc (a)	1,175	16,450
Xencor Inc (a)	1,112	26,599

		$2,256,289

Software - 0.61%
Omnicell Inc (a)	1,010	41,056

TOTAL COMMON STOCKS		$6,694,250

Total Investments		$6,694,250
Other Assets and Liabilities - 0.11%		$7,444

TOTAL NET ASSETS - 100%		$6,701,694

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	99.28%
Technology	0.61%
Other Assets and Liabilities	0.11%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Millennials Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 99.66%	Shares Held	Value
Apparel - 5.02%
adidas AG	289	$54,971
Carter’s Inc	319	28,646
Columbia Sportswear Co	276	16,215
Michael Kors Holdings Ltd (a)	1,660	63,263
NIKE Inc, Class B	2,040	113,689
Under Armour Inc, Class A (a)	1,423	28,147
VF Corp	522	28,694

		$333,625

Beverages - 4.13%
Brown-Forman Corp, Class B	681	31,449
Constellation Brands Inc, Class A	556	90,111
Davide Campari-Milano SpA	1,660	19,249
Diageo PLC	1,250	35,762
Treasury Wine Estates Ltd	8,503	79,450
Tsingtao Brewery Co Ltd, Class H	4,000	18,426

		$274,447

Chemicals - 0.46%
Givaudan SA	17	30,618
Commercial Services - 6.68%
Advisory Board Co/The (a)	514	24,055
Bright Horizons Family Solutions Inc (a)	1,460	105,835
Capella Education Co	315	26,783
EVERTEC Inc	1,189	18,905
G8 Education Ltd	5,735	17,877
PayPal Holdings Inc (a)	2,178	93,697
RELX PLC	6,767	132,602
Wirecard AG	438	24,251

		$444,005

Computers - 1.81%
Apple Inc	309	44,391
HP Inc	2,730	48,812
Ingenico Group SA	289	27,273

		$120,476

Diversified Financial Services - 6.36%
American Express Co	551	43,590
Discover Financial Services	2,480	169,607
Mastercard Inc, Class A	358	40,264
TD Ameritrade Holding Corp	1,072	41,658
Visa Inc, Class A	442	39,280
Worldpay Group PLC (b)	23,920	88,530

		$422,929

Food - 0.82%
Hain Celestial Group Inc/The (a)	405	15,066
Kroger Co/The	888	26,187
Sprouts Farmers Market Inc (a)	572	13,225

		$54,478

Home Builders - 0.64%
NVR Inc (a)	20	42,138
Home Furnishings - 0.67%
Tempur Sealy International Inc (a)	272	12,637
Whirlpool Corp	187	32,039

		$44,676

See accompanying notes.

Schedule of Investments

Principal Millennials Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 99.66%	Shares Held	Value
Internet - 25.88%
Alibaba Group Holding Ltd ADR (a)	1,063	$114,623
Alphabet Inc, Class A (a)	44	37,303
Alphabet Inc, Class C (a)	169	140,196
Amazon.com Inc (a)	142	125,889
ASOS PLC (a)	1,349	102,170
Baidu Inc ADR (a)	662	114,208
Ctrip.com International Ltd ADR (a)	1,424	69,990
eBay Inc (a)	1,409	47,300
Facebook Inc, Class A (a)	1,107	157,249
Groupon Inc (a)	4,168	16,380
GrubHub Inc (a)	2,495	82,061
IAC/InterActiveCorp (a)	1,339	98,711
Just Eat PLC (a)	11,628	82,459
Match Group Inc (a)	1,504	24,560
Netflix Inc (a)	824	121,796
Priceline Group Inc/The (a)	98	174,437
Rightmove PLC	275	13,741
Tencent Holdings Ltd	6,200	177,747
Trade Me Group Ltd	5,430	19,527

		$1,720,347

Leisure Products & Services - 0.35%
Planet Fitness Inc, Class A	1,190	22,931
Media - 6.89%
AMC Networks Inc, Class A (a)	256	15,022
CBS Corp NVDR, Class B	614	42,587
Comcast Corp, Class A	1,100	41,349
Informa PLC	9,482	77,458
MSG Networks Inc, Class A (a)	961	22,439
Naspers Ltd, Class N	599	103,359
Twenty-First Century Fox Inc, Class A	1,219	39,483
Vivendi SA	3,992	77,614
Walt Disney Co/The	341	38,666

		$457,977

Real Estate - 0.27%
REA Group Ltd	400	18,131
Retail - 26.75%
ANTA Sports Products Ltd	29,000	80,229
Bed Bath & Beyond Inc	671	26,478
Best Buy Co Inc	1,042	51,214
Burlington Stores Inc (a)	295	28,700
Children’s Place Inc/The	198	23,770
Chipotle Mexican Grill Inc (a)	71	31,632
Dick’s Sporting Goods Inc	356	17,323
Domino’s Pizza Inc	255	46,996
Fast Retailing Co Ltd	300	94,099
Finish Line Inc/The, Class A	788	11,213
Foot Locker Inc	520	38,901
GameStop Corp, Class A	523	11,794
GNC Holdings Inc, Class A	522	3,842
Hennes & Mauritz AB, Class B	2,517	64,325
Hibbett Sports Inc (a)	463	13,658
Home Depot Inc/The	943	138,461
Industria de Diseno Textil SA	2,494	87,906
JB Hi-Fi Ltd	916	17,286
Kate Spade & Co (a)	2,445	56,797
L Brands Inc	379	17,851
Lowe’s Cos Inc	447	36,748
Mr Price Group Ltd	7,840	93,440
Next PLC	429	23,220
OVS SpA (b)	10,633	66,018
Panera Bread Co, Class A (a)	461	120,722

See accompanying notes.

Schedule of Investments

Principal Millennials Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Retail (continued)
PVH Corp	339	$35,076
Sports Direct International PLC (a)	3,060	11,816
Starbucks Corp	2,117	123,612
SuperGroup PLC	4,693	87,375
TJX Cos Inc/The	432	34,163
Truworths International Ltd	14,524	93,761
Urban Outfitters Inc (a)	2,858	67,906
Vitamin Shoppe Inc (a)	537	10,821
Williams-Sonoma Inc	304	16,300
Yamada Denki Co Ltd	3,500	17,448
Zalando SE (a),(b)	1,917	77,559

		$1,778,460

Semiconductors - 4.35%
NVIDIA Corp	2,657	289,427
Software - 7.98%
Activision Blizzard Inc	2,470	123,154
Changyou.com Ltd ADR (a)	885	24,815
Electronic Arts Inc (a)	1,902	170,267
Konami Holdings Corp	600	25,465
NetEase Inc ADR	657	186,588

		$530,289

Telecommunications - 0.60%
Cisco Systems Inc	1,187	40,121

TOTAL COMMON STOCKS		$6,625,075

Total Investments		$6,625,075
Other Assets and Liabilities - 0.34%		$22,594

TOTAL NET ASSETS - 100%		$6,647,669

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $232,107 or 3.49% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	33.42%
Communications	33.37%
Technology	14.14%
Consumer, Non-cyclical	11.63%
Financial	6.64%
Basic Materials	0.46%
Other Assets and Liabilities	0.34%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 99.71%	Shares Held	Value
Advertising - 0.71%
Omnicom Group Inc	569	$49,054
Aerospace & Defense - 1.57%
Northrop Grumman Corp	83	19,741
Rockwell Collins Inc	734	71,315
TransDigm Group Inc	81	17,833

		$108,889

Agriculture - 0.96%
Altria Group Inc	937	66,921
Apparel - 0.29%
NIKE Inc, Class B	363	20,230
Banks - 0.30%
First Republic Bank	221	20,732
Beverages - 4.78%
Brown-Forman Corp, Class A	1,408	66,274
Brown-Forman Corp, Class B	1,440	66,499
Dr Pepper Snapple Group Inc	751	73,538
Monster Beverage Corp (a)	1,168	53,927
PepsiCo Inc	636	71,143

		$331,381

Biotechnology - 1.64%
Amgen Inc	398	65,300
Celgene Corp (a)	392	48,776

		$114,076

Chemicals - 1.38%
Air Products & Chemicals Inc	344	46,540
Ecolab Inc	390	48,882

		$95,422

Commercial Services - 5.70%
Automatic Data Processing Inc	684	70,035
Equifax Inc	535	73,156
FleetCor Technologies Inc (a)	284	43,006
Gartner Inc (a)	469	50,647
Rollins Inc	1,324	49,160
Total System Services Inc	380	20,315
Vantiv Inc, Class A (a)	1,074	68,865
Verisk Analytics Inc (a)	250	20,285

		$395,469

Computers - 0.99%
Accenture PLC, Class A	573	68,691
Diversified Financial Services - 3.72%
CME Group Inc	398	47,282
Mastercard Inc, Class A	636	71,531
S&P Global Inc	542	70,861
T Rowe Price Group Inc	291	19,832
Visa Inc, Class A	550	48,879

		$258,385

Electric - 3.58%
CMS Energy Corp	466	20,849
DTE Energy Co	477	48,707
Eversource Energy	353	20,749
NextEra Energy Inc	158	20,282
PG&E Corp	725	48,111
PPL Corp	562	21,013

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Electric (continued)
Southern Co/The	952	$47,391
Xcel Energy Inc	474	21,069

		$248,171

Electrical Components & Equipment - 0.29%
Acuity Brands Inc	98	19,992
Electronics - 3.36%
Amphenol Corp, Class A	1,014	72,166
Corning Inc	751	20,277
Mettler-Toledo International Inc (a)	146	69,921
Waters Corp (a)	453	70,809

		$233,173

Environmental Control - 1.01%
Waste Management Inc	957	69,784
Food - 3.33%
General Mills Inc	343	20,240
Hershey Co/The	446	48,725
JM Smucker Co/The	341	44,698
McCormick & Co Inc	712	69,456
Sysco Corp	918	47,663

		$230,782

Food Service - 0.72%
Aramark	1,354	49,922
Hand/Machine Tools - 0.61%
Snap-on Inc	122	20,578
Stanley Black & Decker Inc	163	21,658

		$42,236

Healthcare - Products - 9.00%
Align Technology Inc (a)	471	54,028
Becton Dickinson and Co	384	70,441
Boston Scientific Corp (a)	845	21,015
Cooper Cos Inc/The	243	48,573
CR Bard Inc	286	71,083
Edwards Lifesciences Corp (a)	514	48,352
Henry Schein Inc (a)	282	47,932
IDEXX Laboratories Inc (a)	484	74,831
Intuitive Surgical Inc (a)	66	50,587
Medtronic PLC	598	48,175
Stryker Corp	161	21,196
Teleflex Inc	108	20,923
Thermo Fisher Scientific Inc	307	47,155

		$624,291

Healthcare - Services - 1.30%
Laboratory Corp of America Holdings (a)	145	20,803
UnitedHealth Group Inc	424	69,540

		$90,343

Household Products - 2.01%
Colgate-Palmolive Co	961	70,336
Estee Lauder Cos Inc/The, Class A	250	21,197
Procter & Gamble Co/The	531	47,710

		$139,243

Household Products/Wares - 3.73%
Church & Dwight Co Inc	1,409	70,267
Clorox Co/The	513	69,168

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Household Products/Wares (continued)
Kimberly-Clark Corp	530	$69,764
Spectrum Brands Holdings Inc	356	49,487

		$258,686

Insurance - 2.97%
Aflac Inc	286	20,712
American Financial Group Inc	220	20,992
Marsh & McLennan Cos Inc	282	20,837
Reinsurance Group of America Inc	372	47,237
Torchmark Corp	624	48,073
WR Berkley Corp	681	48,099

		$205,950

Internet - 3.46%
Alphabet Inc, Class A (a)	58	49,172
Alphabet Inc, Class C (a)	59	48,944
CDW Corp	822	47,438
F5 Networks Inc (a)	144	20,530
Facebook Inc, Class A (a)	518	73,582

		$239,666

Machinery - Diversified - 1.00%
Middleby Corp/The (a)	507	69,180
Media - 2.72%
Comcast Corp, Class A	554	20,825
Scripps Networks Interactive Inc, Class A	599	46,944
Sirius XM Holdings Inc	13,795	71,044
Walt Disney Co/The	439	49,778

		$188,591

Miscellaneous Manufacture - 3.48%
3M Co	377	72,131
AO Smith Corp	961	49,165
Illinois Tool Works Inc	532	70,474
Ingersoll-Rand PLC	610	49,605

		$241,375

Packaging & Containers - 0.69%
Crown Holdings Inc (a)	903	47,814
Pharmaceuticals - 5.08%
AbbVie Inc	783	51,020
AmerisourceBergen Corp	529	46,817
Bristol-Myers Squibb Co	853	46,386
Express Scripts Holding Co (a)	685	45,149
Johnson & Johnson	575	71,616
Pfizer Inc	608	20,800
Zoetis Inc	1,317	70,288

		$352,076

REITS - 2.49%
AvalonBay Communities Inc	112	20,563
Essex Property Trust Inc	88	20,375
Extra Space Storage Inc	611	45,452
Public Storage	215	47,066
Realty Income Corp	338	20,121
Simon Property Group Inc	112	19,267

		$172,844

Retail - 9.27%
AutoZone Inc (a)	28	20,245
CVS Health Corp	257	20,175

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Retail (continued)
Darden Restaurants Inc	277	$23,177
Dollar General Corp	284	19,803
Domino’s Pizza Inc	109	20,089
Home Depot Inc/The	484	71,066
Lowe’s Cos Inc	944	77,606
McDonald’s Corp	550	71,285
O’Reilly Automotive Inc (a)	255	68,809
Ross Stores Inc	1,023	67,385
Starbucks Corp	1,234	72,053
TJX Cos Inc/The	264	20,877
Ulta Salon Cosmetics & Fragrance Inc (a)	75	21,392
Yum! Brands Inc	1,075	68,693

		$642,655

Semiconductors - 3.13%
Analog Devices Inc	591	48,433
Applied Materials Inc	1,336	51,970
Maxim Integrated Products Inc	468	21,041
NVIDIA Corp	204	22,222
Texas Instruments Inc	916	73,793

		$217,459

Software - 11.86%
Adobe Systems Inc (a)	593	77,167
ANSYS Inc (a)	453	48,412
Broadridge Financial Solutions Inc	299	20,317
CA Inc	1,500	47,580
CDK Global Inc	1,057	68,716
Cerner Corp (a)	377	22,186
Citrix Systems Inc (a)	613	51,118
Electronic Arts Inc (a)	239	21,395
Fiserv Inc (a)	608	70,109
Intuit Inc	559	64,838
Jack Henry & Associates Inc	748	69,639
MSCI Inc	742	72,115
Paychex Inc	1,143	67,323
Red Hat Inc (a)	584	50,516
Synopsys Inc (a)	983	70,904

		$822,335

Telecommunications - 0.95%
Arista Networks Inc (a)	174	23,015
Cisco Systems Inc	607	20,517
CommScope Holding Co Inc (a)	545	22,732

		$66,264

Toys, Games & Hobbies - 1.04%
Hasbro Inc	725	72,370
Transportation - 0.59%
CH Robinson Worldwide Inc	258	19,941
Expeditors International of Washington Inc	368	20,788

		$40,729

TOTAL COMMON STOCKS		$6,915,181

Total Investments		$6,915,181
Other Assets and Liabilities - 0.29%		$20,277

TOTAL NET ASSETS - 100%		$6,935,458

(a)	Non-Income Producing Security

See accompanying notes.

Schedule of Investments

Principal Price Setters Index ETF

March 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	39.26%
Technology	15.98%
Industrial	12.59%
Consumer, Cyclical	11.32%
Financial	8.47%
Communications	7.84%
Utilities	3.58%
Basic Materials	0.67%
Other Assets and Liabilities	0.29%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 99.61%	Shares Held	Value
Advertising - 1.53%
Interpublic Group of Cos Inc/The	1,559	$38,305
Omnicom Group Inc	834	71,899

		$110,204

Aerospace & Defense - 3.11%
Boeing Co/The	214	37,848
HEICO Corp	468	40,810
HEICO Corp, Class A	543	40,725
Raytheon Co	248	37,820
Spirit AeroSystems Holdings Inc, Class A	1,153	66,782

		$223,985

Agriculture - 0.51%
Bunge Ltd	459	36,380
Airlines - 2.76%
Alaska Air Group Inc	726	66,952
Delta Air Lines Inc	1,422	65,355
Southwest Airlines Co	1,229	66,071

		$198,378

Apparel - 3.06%
Carter’s Inc	806	72,379
Hanesbrands Inc	3,550	73,698
VF Corp	1,354	74,429

		$220,506

Auto Manufacturers - 1.86%
Ford Motor Co	5,669	65,987
General Motors Co	1,928	68,174

		$134,161

Auto Parts & Equipment - 1.53%
Goodyear Tire & Rubber Co/The	1,099	39,564
Lear Corp	500	70,790

		$110,354

Banks - 4.33%
Capital One Financial Corp	757	65,602
Citigroup Inc	1,187	71,006
Home BancShares Inc	1,335	36,138
JPMorgan Chase & Co	414	36,366
Morgan Stanley	822	35,214
Regions Financial Corp	4,652	67,594

		$311,920

Biotechnology - 1.87%
Amgen Inc	402	65,956
Gilead Sciences Inc	1,008	68,464

		$134,420

Chemicals - 3.04%
Cabot Corp	648	38,822
Celanese Corp, Series A	796	71,521
Eastman Chemical Co	468	37,814
LyondellBasell Industries NV, Class A	778	70,946

		$219,103

Commercial Services - 1.04%
ManpowerGroup Inc	732	75,081

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 99.61%	Shares Held	Value
Computers - 2.56%
Apple Inc	281	$40,369
Hewlett Packard Enterprise Co	1,646	39,010
International Business Machines Corp	395	68,785
Seagate Technology PLC	779	35,780

		$183,944

Construction Materials - 1.04%
Fortune Brands Home & Security Inc	1,228	74,724
Diversified Financial Services - 8.01%
Alliance Data Systems Corp	292	72,708
American Express Co	469	37,103
CIT Group Inc	875	37,564
Discover Financial Services	998	68,253
Federated Investors Inc, Class B	2,615	68,879
FNF Group	980	38,161
Intercontinental Exchange Inc	674	40,352
Legg Mason Inc	996	35,965
Mastercard Inc, Class A	340	38,240
Navient Corp	4,610	68,044
Synchrony Financial	1,036	35,535
T Rowe Price Group Inc	527	35,915

		$576,719

Electrical Components & Equipment - 1.07%
AMETEK Inc	696	37,640
Energizer Holdings Inc	702	39,136

		$76,776

Electronics - 1.62%
Amphenol Corp, Class A	557	39,642
Honeywell International Inc	306	38,210
TE Connectivity Ltd	517	38,542

		$116,394

Food - 1.46%
JM Smucker Co/The	265	34,736
Tyson Foods Inc, Class A	1,135	70,041

		$104,777

Gas - 0.53%
CenterPoint Energy Inc	1,375	37,909
Hand/Machine Tools - 1.07%
Lincoln Electric Holdings Inc	446	38,739
Snap-on Inc	225	37,951

		$76,690

Healthcare - Services - 1.58%
HealthSouth Corp	887	37,972
Quest Diagnostics Inc	395	38,785
Universal Health Services Inc, Class B	299	37,211

		$113,968

Home Builders - 0.45%
Thor Industries Inc	339	32,588
Household Products/Wares - 0.52%
Avery Dennison Corp	465	37,479
Housewares - 1.02%
Toro Co/The	1,179	73,640

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 99.61%	Shares Held	Value
Insurance - 10.14%
Allstate Corp/The	457	$37,241
AmTrust Financial Services Inc	3,088	57,004
CNO Financial Group Inc	3,398	69,659
Everest Re Group Ltd	302	70,611
First American Financial Corp	961	37,748
Hanover Insurance Group Inc/The	417	37,555
Lincoln National Corp	1,012	66,235
Progressive Corp/The	1,812	70,994
Prudential Financial Inc	345	36,805
Torchmark Corp	916	70,569
Travelers Cos Inc/The	580	69,913
Voya Financial Inc	911	34,582
WR Berkley Corp	1,000	70,630

		$729,546

Internet - 0.97%
CDW Corp	1,206	69,598
Leisure Products & Services - 2.14%
Carnival Corp	688	40,530
Harley-Davidson Inc	1,259	76,170
Polaris Industries Inc	448	37,542

		$154,242

Lodging - 0.53%
Wyndham Worldwide Corp	451	38,015
Machinery - Diversified - 1.97%
Cummins Inc	479	72,425
Wabtec Corp	886	69,108

		$141,533

Media - 4.20%
FactSet Research Systems Inc	211	34,796
Scripps Networks Interactive Inc, Class A	465	36,442
TEGNA Inc	1,465	37,533
Twenty-First Century Fox Inc, Class A	2,374	76,894
Twenty-First Century Fox Inc, Class B	2,420	76,908
Walt Disney Co/The	350	39,686

		$302,259

Miscellaneous Manufacture - 2.11%
3M Co	205	39,223
Eaton Corp PLC	535	39,670
Ingersoll-Rand PLC	895	72,781

		$151,674

Oil & Gas - 0.96%
Valero Energy Corp	1,045	69,273
Packaging & Containers - 1.97%
Graphic Packaging Holding Co	5,321	68,481
Packaging Corp of America	406	37,198
WestRock Co	699	36,369

		$142,048

Pharmaceuticals - 2.02%
AmerisourceBergen Corp	410	36,285
Cardinal Health Inc	474	38,655
McKesson Corp	473	70,127

		$145,067

Real Estate - 1.06%
Realogy Holdings Corp	2,565	76,411

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
REITS - 2.57%
Host Hotels & Resorts Inc	3,948	$73,670
New Residential Investment Corp	2,227	37,814
RLJ Lodging Trust	3,121	73,375

		$184,859

Retail - 16.21%
Bed Bath & Beyond Inc	1,758	69,371
Best Buy Co Inc	1,610	79,131
Cracker Barrel Old Country Store Inc	239	38,061
CVS Health Corp	881	69,158
Dollar General Corp	972	67,778
GameStop Corp, Class A	1,537	34,659
Gap Inc/The	2,862	69,518
Home Depot Inc/The	490	71,947
Kohl’s Corp	1,667	66,363
Lowe’s Cos Inc	955	78,510
Macy’s Inc	1,131	33,523
Nu Skin Enterprises Inc, Class A	777	43,155
PVH Corp	410	42,423
Signet Jewelers Ltd	1,117	77,375
Target Corp	1,209	66,725
TJX Cos Inc/The	491	38,828
Tractor Supply Co	1,002	69,108
Wal-Mart Stores Inc	1,001	72,152
Williams-Sonoma Inc	1,462	78,392

		$1,166,177

Semiconductors - 2.63%
Lam Research Corp	322	41,332
Skyworks Solutions Inc	749	73,387
Texas Instruments Inc	927	74,679

		$189,398

Shipbuilding - 0.90%
Huntington Ingalls Industries Inc	325	65,078
Software - 2.08%
CDK Global Inc	565	36,731
j2 Global Inc	473	39,689
MSCI Inc	750	72,893

		$149,313

Telecommunications - 0.52%
Cisco Systems Inc	1,099	37,146
Toys, Games & Hobbies - 0.55%
Hasbro Inc	394	39,329
Transportation - 0.51%
Union Pacific Corp	348	36,860

TOTAL COMMON STOCKS		$7,167,926

Total Investments		$7,167,926
Other Assets and Liabilities - 0.39%		$28,057

TOTAL NET ASSETS - 100%		$7,195,983

See accompanying notes.

Schedule of Investments

Principal Shareholder Yield Index ETF

March 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Cyclical	30.12%
Financial	26.12%
Industrial	15.37%
Consumer, Non-cyclical	8.99%
Technology	7.26%
Communications	7.22%
Basic Materials	3.04%
Energy	0.96%
Utilities	0.53%
Other Assets and Liabilities	0.39%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS - 98.68%	Shares Held	Value
Aerospace & Defense - 0.27%
Kaman Corp	10,418	$501,418
National Presto Industries Inc	1,619	165,462

		$666,880

Airlines - 0.51%
Hawaiian Holdings Inc (a)	19,640	912,278
SkyWest Inc	10,492	359,351

		$1,271,629

Apparel - 0.45%
Oxford Industries Inc	5,310	304,051
Steven Madden Ltd (a)	21,411	825,394

		$1,129,445

Auto Manufacturers - 0.38%
Wabash National Corp	46,558	963,285
Auto Parts & Equipment - 1.13%
Cooper-Standard Holdings Inc (a)	12,271	1,361,222
Dorman Products Inc (a)	7,977	655,151
Douglas Dynamics Inc	4,112	126,033
Horizon Global Corp (a)	3,167	43,958
Standard Motor Products Inc	5,920	290,909
Superior Industries International Inc	8,184	207,464
Supreme Industries Inc, Class A	7,899	160,034

		$2,844,771

Banks - 10.37%
Ameris Bancorp	21,950	1,011,895
BancFirst Corp	2,587	232,571
Cathay General Bancorp	44,036	1,659,276
CenterState Banks Inc	18,055	467,625
Central Pacific Financial Corp	15,006	458,283
Chemical Financial Corp	36,321	1,857,819
City Holding Co	9,012	581,094
Columbia Banking System Inc	26,385	1,028,751
Community Bank System Inc	19,025	1,045,994
Enterprise Financial Services Corp	8,238	349,291
FCB Financial Holdings Inc, Class A (a)	22,918	1,135,587
First Financial Bankshares Inc	16,425	658,642
First Financial Corp	4,071	193,373
First Interstate BancSystem Inc, Class A	9,127	361,886
Franklin Financial Network Inc (a)	4,515	174,956
Great Western Bancorp Inc	37,803	1,603,225
Hanmi Financial Corp	14,279	439,079
Heartland Financial USA Inc	7,530	376,124
Heritage Financial Corp	7,893	195,352
Horizon Bancorp	6,934	181,809
Independent Bank Corp	7,525	489,125
Lakeland Financial Corp	9,202	396,790
LegacyTexas Financial Group Inc	24,033	958,917
MB Financial Inc	42,138	1,804,349
NBT Bancorp Inc	12,221	453,032
Opus Bank	10,701	215,625
Park Sterling Corp	17,158	211,215
People’s Utah Bancorp	4,986	131,880
ServisFirst Bancshares Inc	12,984	472,358
Simmons First National Corp, Class A	9,113	502,582
Southside Bancshares Inc	6,372	213,908
State Bank Financial Corp	6,365	166,254
Stock Yards Bancorp Inc	4,843	196,868
Stonegate Bank	6,864	323,226
TCF Financial Corp	105,439	1,794,572

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Banks (continued)
Tompkins Financial Corp	3,502	$282,086
Towne Bank	21,094	683,446
TriCo Bancshares	6,712	238,477
Trustmark Corp	52,454	1,667,513
Union Bankshares Corp	15,131	532,309
Univest Corp of Pennsylvania	10,367	268,505

		$26,015,669

Beverages - 0.69%
MGP Ingredients Inc	5,303	287,582
National Beverage Corp	17,005	1,437,432

		$1,725,014

Biotechnology - 2.57%
ANI Pharmaceuticals Inc (a)	7,398	366,275
Emergent BioSolutions Inc (a)	13,026	378,275
Exelixis Inc (a)	108,919	2,360,275
Five Prime Therapeutics Inc (a)	10,085	364,573
Innoviva Inc (a)	20,354	281,496
Inovio Pharmaceuticals Inc (a)	31,321	207,345
Lexicon Pharmaceuticals Inc (a)	19,794	283,846
Ligand Pharmaceuticals Inc (a)	14,070	1,489,169
Momenta Pharmaceuticals Inc (a)	12,623	168,517
NeoGenomics Inc (a)	11,276	88,967
PDL BioPharma Inc	31,612	71,759
Retrophin Inc (a)	11,741	216,739
Theravance Biopharma Inc (a)	4,506	165,911

		$6,443,147

Chemicals - 2.26%
Balchem Corp	6,290	518,422
HB Fuller Co	16,010	825,476
Innophos Holdings Inc	9,982	538,728
Innospec Inc	8,492	549,857
KMG Chemicals Inc	3,188	146,871
Kraton Corp (a)	21,679	670,315
Minerals Technologies Inc	9,709	743,709
Quaker Chemical Corp	5,244	690,425
Rayonier Advanced Materials Inc	24,917	335,134
Stepan Co	8,178	644,508

		$5,663,445

Commercial Services - 5.06%
Aaron’s Inc	16,796	499,513
ABM Industries Inc	15,815	689,534
AMN Healthcare Services Inc (a)	43,029	1,746,977
Barrett Business Services Inc	2,939	160,528
BG Staffing Inc	5,332	76,301
Capella Education Co	2,508	213,243
Carriage Services Inc	3,297	89,415
CBIZ Inc (a)	8,203	111,151
CEB Inc	10,153	798,026
CorVel Corp (a)	2,032	88,392
EVERTEC Inc	14,607	232,251
Forrester Research Inc	2,507	99,653
Grand Canyon Education Inc (a)	8,923	638,976
Hackett Group Inc/The	4,431	86,360
Healthcare Services Group Inc	21,824	940,396
HMS Holdings Corp (a)	20,701	420,851
ICF International Inc (a)	5,542	228,885
INC Research Holdings Inc, Class A (a)	35,156	1,611,903
Insperity Inc	7,609	674,538

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Commercial Services (continued)
Kforce Inc	6,393	$151,834
Matthews International Corp, Class A	4,958	335,409
Medifast Inc	6,701	297,323
Monro Muffler Brake Inc	7,659	399,034
Navigant Consulting Inc (a)	7,694	175,885
Nutrisystem Inc	8,249	457,819
Resources Connection Inc	8,479	142,023
SP Plus Corp (a)	1,973	66,589
TriNet Group Inc (a)	23,097	667,503
Xperi Corp	17,856	606,211

		$12,706,523

Computers - 2.32%
Barracuda Networks Inc (a)	12,486	288,552
CACI International Inc, Class A (a)	9,598	1,125,845
Convergys Corp	29,380	621,387
ExlService Holdings Inc (a)	13,255	627,757
Insight Enterprises Inc (a)	5,103	209,682
Lumentum Holdings Inc (a)	25,033	1,335,511
Mercury Systems Inc (a)	10,435	407,487
Mitek Systems Inc (a)	13,616	90,546
Science Applications International Corp	12,538	932,827
TeleTech Holdings Inc	5,894	174,462

		$5,814,056

Construction Materials - 1.82%
AAON Inc	6,779	239,638
Apogee Enterprises Inc	14,908	888,666
Gibraltar Industries Inc (a)	9,874	406,809
NCI Building Systems Inc (a)	27,098	464,731
Patrick Industries Inc (a)	9,155	649,089
Simpson Manufacturing Co Inc	11,966	515,615
Trex Co Inc (a)	8,280	574,549
Universal Forest Products Inc	8,464	834,042

		$4,573,139

Distribution/Wholesale - 1.31%
Beacon Roofing Supply Inc (a)	22,106	1,086,731
ScanSource Inc (a)	4,615	181,139
Veritiv Corp (a)	3,900	202,020
WESCO International Inc (a)	26,069	1,813,099

		$3,282,989

Diversified Financial Services - 2.21%
Artisan Partners Asset Management Inc, Class A	43,662	1,205,071
Cohen & Steers Inc	10,046	401,539
Ellie Mae Inc (a)	15,254	1,529,519
Federal Agricultural Mortgage Corp, Class C	5,225	300,803
INTL. FCStone Inc (a)	5,567	211,323
Moelis & Co, Class A	9,101	350,389
Nelnet Inc, Class A	4,230	185,528
Newtek Business Services Corp	4,813	81,725
PJT Partners Inc, Class A	7,912	277,632
Regional Management Corp (a)	5,096	99,015
WageWorks Inc (a)	12,581	909,606

		$5,552,150

Electric - 1.20%
Avista Corp	28,149	1,099,218
MGE Energy Inc	6,545	425,425
NRG Yield Inc, Class C	48,488	858,238
Ormat Technologies Inc	11,098	633,474

		$3,016,355

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Electrical Components & Equipment - 1.48%
Advanced Energy Industries Inc (a)	15,480	$1,061,309
EnerSys	17,156	1,354,295
Insteel Industries Inc	7,464	269,749
Littelfuse Inc	6,408	1,024,703

		$3,710,056

Electronics - 2.89%
Badger Meter Inc	11,416	419,538
Brady Corp, Class A	14,737	569,585
Coherent Inc (a)	9,250	1,902,170
ESCO Technologies Inc	6,767	393,163
II-VI Inc (a)	8,996	324,306
Itron Inc (a)	8,233	499,743
Plexus Corp (a)	9,297	537,367
Sanmina Corp (a)	16,936	687,601
Stoneridge Inc (a)	9,908	179,731
Tech Data Corp (a)	12,785	1,200,511
TTM Technologies Inc (a)	34,020	548,743

		$7,262,458

Energy-Alternate Sources - 0.56%
Green Plains Inc	15,103	373,799
Pattern Energy Group Inc	32,843	661,130
Renewable Energy Group Inc (a)	10,615	110,927
REX American Resources Corp (a)	2,842	257,172

		$1,403,028

Engineering & Construction - 1.20%
Argan Inc	7,809	516,565
Comfort Systems USA Inc	11,037	404,506
Exponent Inc	7,094	422,448
IES Holdings Inc (a)	1,542	27,910
KBR Inc	47,912	720,117
Mistras Group Inc (a)	3,323	71,046
NV5 Global Inc (a)	2,636	99,114
TopBuild Corp (a)	16,160	759,520

		$3,021,226

Entertainment - 1.15%
Churchill Downs Inc	3,975	631,429
Dolby Laboratories Inc, Class A	20,294	1,063,609
Eldorado Resorts Inc (a)	10,489	198,504
Golden Entertainment Inc	2,819	37,295
International Speedway Corp, Class A	4,131	152,640
Marriott Vacations Worldwide Corp	7,918	791,246

		$2,874,723

Environmental Control - 0.39%
Tetra Tech Inc	24,149	986,487
Food - 1.08%
Calavo Growers Inc	6,014	364,448
Fresh Del Monte Produce Inc	19,619	1,162,033
J&J Snack Foods Corp	5,567	754,663
SpartanNash Co	5,213	182,403
Tootsie Roll Industries Inc	6,897	257,599

		$2,721,146

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Forest Products & Paper - 0.55%
Clearwater Paper Corp (a)	7,200	$403,200
Neenah Paper Inc	8,799	657,285
Schweitzer-Mauduit International Inc	7,774	321,999

		$1,382,484

Gas - 0.71%
Northwest Natural Gas Co	9,913	585,858
South Jersey Industries Inc	33,681	1,200,728

		$1,786,586

Hand/Machine Tools - 0.69%
Franklin Electric Co Inc	7,014	301,953
Regal Beloit Corp	18,882	1,428,423

		$1,730,376

Healthcare - Products - 4.72%
Abaxis Inc	4,328	209,908
Analogic Corp	5,113	388,077
AngioDynamics Inc (a)	7,884	136,787
Atrion Corp	432	202,262
AxoGen Inc (a)	3,516	36,742
BioTelemetry Inc (a)	13,853	401,044
Cantel Medical Corp	9,268	742,367
CONMED Corp	5,572	247,453
CryoLife Inc (a)	7,180	119,547
Exactech Inc (a)	1,812	45,662
Glaukos Corp (a)	14,941	766,473
Globus Medical Inc, Class A (a)	21,452	635,408
ICU Medical Inc (a)	5,192	792,818
Inogen Inc (a)	8,269	641,344
Invacare Corp	10,439	124,224
iRadimed Corp (a)	1,821	16,207
LeMaitre Vascular Inc	3,009	74,112
Luminex Corp	10,481	192,536
Masimo Corp (a)	16,548	1,543,267
Meridian Bioscience Inc	14,516	200,321
Merit Medical Systems Inc (a)	12,572	363,331
Nevro Corp (a)	11,553	1,082,516
NxStage Medical Inc (a)	17,318	464,642
OraSure Technologies Inc (a)	19,736	255,186
Orthofix International NV (a)	4,481	170,950
Penumbra Inc (a)	8,510	710,160
Surmodics Inc (a)	1,965	47,258
Zeltiq Aesthetics Inc (a)	22,019	1,224,477

		$11,835,079

Healthcare - Services - 1.89%
Amedisys Inc (a)	13,490	689,204
Chemed Corp	4,413	806,211
Civitas Solutions Inc (a)	2,826	51,857
Community Health Systems Inc (a)	98,981	877,961
Ensign Group Inc/The	9,912	186,346
Kindred Healthcare Inc	24,496	204,542
Magellan Health Inc (a)	11,740	810,647
National HealthCare Corp	1,638	116,789
Select Medical Holdings Corp (a)	19,102	255,012
Surgery Partners Inc (a)	3,753	73,184
Tivity Health Inc (a)	8,967	260,940
Triple-S Management Corp, Class B (a)	4,718	82,895
US Physical Therapy Inc	5,038	328,981

		$4,744,569

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Home Builders - 0.71%
Cavco Industries Inc (a)	5,352	$622,973
Century Communities Inc (a)	2,473	62,814
Installed Building Products Inc (a)	9,921	523,333
LGI Homes Inc (a)	16,721	567,009

		$1,776,129

Home Furnishings - 0.89%
Ethan Allen Interiors Inc	8,868	271,804
iRobot Corp (a)	17,265	1,141,907
La-Z-Boy Inc	17,701	477,927
Universal Electronics Inc (a)	5,045	345,583

		$2,237,221

Household Products/Wares - 0.62%
Central Garden & Pet Co (a)	8,645	320,470
Central Garden & Pet Co, Class A (a)	12,441	431,951
WD-40 Co	7,444	811,024

		$1,563,445

Insurance - 4.73%
AMERISAFE Inc	11,292	732,851
Argo Group International Holdings Ltd	18,380	1,246,164
Employers Holdings Inc	15,065	571,717
Essent Group Ltd (a)	48,014	1,736,666
FBL Financial Group Inc, Class A	3,152	206,298
Horace Mann Educators Corp	20,003	821,123
James River Group Holdings Ltd	8,724	373,911
National General Holdings Corp	20,155	478,883
Navigators Group Inc/The	10,210	554,403
Primerica Inc	30,189	2,481,536
Safety Insurance Group Inc	9,660	677,166
Selective Insurance Group Inc	24,117	1,137,117
United Fire Group Inc	7,122	304,608
Universal Insurance Holdings Inc	22,211	544,169

		$11,866,612

Internet - 1.59%
Cogent Communications Holdings Inc	16,286	701,112
Match Group Inc (a)	35,594	581,250
MeetMe Inc (a)	56,056	330,170
New Media Investment Group Inc	7,757	110,227
NIC Inc	20,884	421,857
Perficient Inc (a)	6,942	120,513
Shutterstock Inc (a)	13,839	572,243
WebMD Health Corp (a)	20,756	1,093,426
XO Group Inc (a)	3,155	54,297

		$3,985,095

Leisure Products & Services - 0.73%
Fox Factory Holding Corp (a)	11,917	342,018
Intrawest Resorts Holdings Inc (a)	2,831	70,803
Johnson Outdoors Inc, Class A	1,099	40,114
LCI Industries	10,863	1,084,127
Planet Fitness Inc, Class A	15,844	305,314

		$1,842,376

Lodging - 0.77%
Choice Hotels International Inc	12,519	783,689
ILG Inc	52,452	1,099,394
Monarch Casino & Resort Inc (a)	1,368	40,411

		$1,923,494

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Machinery - Diversified - 0.73%
Alamo Group Inc	3,434	$261,636
Albany International Corp, Class A	4,909	226,059
Altra Industrial Motion Corp	6,164	240,088
Applied Industrial Technologies Inc	11,429	706,884
Chart Industries Inc (a)	5,779	201,918
Kadant Inc	3,253	193,066

		$1,829,651

Media - 1.15%
Gannett Co Inc	30,069	251,978
John Wiley & Sons Inc, Class A	8,923	480,058
Meredith Corp	14,983	967,902
Nexstar Media Group Inc	12,979	910,477
World Wrestling Entertainment Inc, Class A	12,833	285,149

		$2,895,564

Metal Fabrication & Hardware - 1.64%
Global Brass & Copper Holdings Inc	4,905	168,732
Mueller Industries Inc	9,810	335,796
Mueller Water Products Inc, Class A	57,094	674,851
RBC Bearings Inc (a)	6,037	586,132
Timken Co/The	32,895	1,486,854
Worthington Industries Inc	19,072	859,957

		$4,112,322

Mining - 0.34%
Kaiser Aluminum Corp	10,727	857,087
Miscellaneous Manufacture - 2.91%
American Outdoor Brands Corp (a)	60,572	1,199,931
AZZ Inc	8,715	518,542
Barnes Group Inc	10,865	557,809
Chase Corp	1,764	168,286
Fabrinet (a)	14,277	600,062
Hillenbrand Inc	8,496	304,582
John Bean Technologies Corp	8,525	749,774
Lydall Inc (a)	4,061	217,670
Standex International Corp	2,981	298,547
Sturm Ruger & Co Inc	14,484	775,618
Trinseo SA	28,311	1,899,668

		$7,290,489

Office Furnishings - 0.80%
Herman Miller Inc	20,970	661,603
Interface Inc	25,953	494,405
Knoll Inc	16,347	389,222
Steelcase Inc, Class A	27,724	464,377

		$2,009,607

Oil & Gas - 2.31%
Atwood Oceanics Inc (a)	52,272	498,152
Callon Petroleum Co (a)	59,250	779,730
Delek US Holdings Inc	18,581	450,961
Nabors Industries Ltd	84,559	1,105,186
Patterson-UTI Energy Inc	60,259	1,462,486
PDC Energy Inc (a)	23,899	1,490,103

		$5,786,618

Oil & Gas Services - 1.28%
Archrock Inc	6,644	82,385
Bristow Group Inc	9,911	150,746
Dawson Geophysical Co (a)	1,739	9,669
Dril-Quip Inc (a)	11,247	613,524

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas Services (continued)
Forum Energy Technologies Inc (a)	11,091	$229,584
Frank’s International NV	14,445	152,684
McDermott International Inc (a)	47,660	321,705
MRC Global Inc (a)	16,806	308,054
Natural Gas Services Group Inc (a)	741	19,303
NOW Inc (a)	20,701	351,089
Oceaneering International Inc	36,348	984,304

		$3,223,047

Packaging & Containers - 0.23%
Greif Inc, Class A	9,613	529,580
Greif Inc, Class B	711	46,428

		$576,008

Pharmaceuticals - 2.18%
AcelRx Pharmaceuticals Inc (a)	5,917	18,639
Amphastar Pharmaceuticals Inc (a)	13,728	199,056
Anika Therapeutics Inc (a)	5,664	246,044
BioSpecifics Technologies Corp (a)	1,377	75,460
Corcept Therapeutics Inc (a)	7,689	84,271
Heska Corp (a)	2,478	260,140
Natural Health Trends Corp	2,150	62,135
Neogen Corp (a)	6,980	457,539
Owens & Minor Inc	45,216	1,564,474
PRA Health Sciences Inc (a)	20,698	1,350,131
SciClone Pharmaceuticals Inc (a)	11,250	110,250
Supernus Pharmaceuticals Inc (a)	15,355	480,612
USANA Health Sciences Inc (a)	7,224	416,102
Xencor Inc (a)	5,957	142,491

		$5,467,344

Pipelines - 0.19%
SemGroup Corp, Class A	13,124	472,464
Real Estate - 0.17%
RE/MAX Holdings Inc, Class A	7,043	418,706
REITS - 6.38%
Agree Realty Corp	22,881	1,097,373
Alexander’s Inc	883	381,332
Ares Commercial Real Estate Corp	21,173	283,295
Blackstone Mortgage Trust Inc, Class A	54,422	1,684,905
Care Capital Properties Inc	56,391	1,515,226
CoreSite Realty Corp	21,646	1,949,222
CYS Investments Inc	184,251	1,464,795
EastGroup Properties Inc	21,822	1,604,572
Getty Realty Corp	21,939	554,399
LTC Properties Inc	23,899	1,144,762
MFA Financial Inc	214,291	1,731,471
Monmouth Real Estate Investment Corp	40,334	575,566
Saul Centers Inc	3,483	214,623
Select Income REIT	43,853	1,130,969
Urstadt Biddle Properties Inc, Class A	20,532	422,138
Whitestone REIT	19,220	266,005

		$16,020,653

Retail - 6.12%
Big Lots Inc	33,564	1,633,895
BJ’s Restaurants Inc (a)	9,955	402,182
Bloomin’ Brands Inc	38,282	755,304
Cheesecake Factory Inc/The	27,334	1,731,882
Children’s Place Inc/The	15,343	1,841,927
Chuy’s Holdings Inc (a)	6,607	196,889

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Retail (continued)
DSW Inc, Class A	51,457	$1,064,131
Duluth Holdings Inc, Class B (a)	5,826	124,036
Express Inc (a)	38,473	350,489
Five Below Inc (a)	32,053	1,388,215
Francesca’s Holdings Corp (a)	18,585	285,280
GNC Holdings Inc, Class A	26,899	197,977
Hibbett Sports Inc (a)	10,420	307,390
Jack in the Box Inc	15,442	1,570,760
MarineMax Inc (a)	7,154	154,884
Ollie’s Bargain Outlet Holdings Inc (a)	19,555	655,092
Papa John’s International Inc	10,993	879,880
PC Connection Inc	2,124	63,274
PetMed Express Inc	9,192	185,127
Ruth’s Hospitality Group Inc	9,752	195,528
Shoe Carnival Inc	3,712	91,204
Sonic Corp	32,786	831,453
Tile Shop Holdings Inc	13,356	257,103
Wingstop Inc	6,669	188,599

		$15,352,501

Savings&Loans - 3.53%
Brookline Bancorp Inc	24,940	390,311
First Defiance Financial Corp	3,717	184,029
Flagstar Bancorp Inc (a)	27,248	768,121
Meridian Bancorp Inc	23,890	437,187
Meta Financial Group Inc	5,864	518,964
Northfield Bancorp Inc	16,470	296,789
Northwest Bancshares Inc	78,531	1,322,462
Pacific Premier Bancorp Inc (a)	12,554	483,957
Sterling Bancorp	91,412	2,166,464
Washington Federal Inc	52,172	1,726,893
WSFS Financial Corp	12,143	557,971

		$8,853,148

Semiconductors - 1.66%
Alpha & Omega Semiconductor Ltd (a)	3,032	52,120
Axcelis Technologies Inc (a)	4,618	86,818
Cabot Microelectronics Corp	6,076	465,482
CEVA Inc (a)	4,015	142,533
Entegris Inc (a)	21,346	499,496
Inphi Corp (a)	16,697	815,148
MKS Instruments Inc	21,025	1,445,469
Nanometrics Inc (a)	4,954	150,899
Power Integrations Inc	7,913	520,280

		$4,178,245

Software - 2.07%
Black Knight Financial Services Inc, Class A (a)	21,868	837,545
Brightcove Inc (a)	10,978	97,704
Computer Programs & Systems Inc	6,042	169,176
CSG Systems International Inc	9,877	373,449
Ebix Inc	10,354	634,183
Monotype Imaging Holdings Inc	9,172	184,357
Omnicell Inc (a)	6,876	279,509
Paycom Software Inc (a)	27,677	1,591,704
Pegasystems Inc	13,136	576,014
SPS Commerce Inc (a)	7,590	443,939

		$5,187,580

Telecommunications - 3.19%
ADTRAN Inc	17,003	352,812
Consolidated Communications Holdings Inc	26,446	619,365

See accompanying notes.

Schedule of Investments

Principal U.S. Small Cap Index ETF

March 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Telecommunications (continued)
Finisar Corp (a)	42,796	$1,170,043
Gigamon Inc (a)	18,570	660,164
GTT Communications Inc (a)	15,154	369,000
IDT Corp, Class B	7,210	91,711
InterDigital Inc	17,992	1,552,710
LogMeIn Inc	9,526	928,785
NETGEAR Inc (a)	17,231	853,796
Plantronics Inc	9,183	496,892
Shenandoah Telecommunications Co	26,941	755,695
Spok Holdings Inc	8,607	163,533

		$8,014,506

Textiles - 0.55%
UniFirst Corp	9,769	1,381,825
Transportation - 0.64%
Forward Air Corp	10,967	521,700
Hub Group Inc, Class A (a)	13,246	614,614
Marten Transport Ltd	6,626	155,380
Matson Inc	9,496	301,593
Tidewater Inc (a)	18,101	20,816

		$1,614,103

Trucking & Leasing - 0.63%
GATX Corp	16,274	992,063
Greenbrier Cos Inc/The	13,442	579,350

		$1,571,413

Water - 0.08%
Middlesex Water Co	5,389	199,124

TOTAL COMMON STOCKS		$247,633,092

INVESTMENT COMPANIES - 1.05%	Shares Held	Value
Exchange Traded Funds - 1.05%
iShares Core S&P Small-Cap ETF	19,195	1,327,526
iShares Russell 2000 ETF	9,434	1,296,986

		$2,624,512

TOTAL INVESTMENT COMPANIES		$2,624,512

Total Investments		$250,257,604
Other Assets and Liabilities - 0.27%		$687,941

TOTAL NET ASSETS - 100%		$250,945,545

(a)	Non-Income Producing Security

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.39%
Consumer, Non-cyclical	18.57%
Industrial	15.52%
Consumer, Cyclical	15.50%
Technology	6.29%
Communications	5.93%
Energy	4.34%
Basic Materials	3.15%
Utilities	1.99%
Investment Companies	1.05%
Other Assets and Liabilities	0.27%

TOTAL NET ASSETS	100.00%

See accompanying notes.

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2017 (unaudited)

1. Security Valuation

Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, and Principal U.S. Small Cap Index ETF (the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the -counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Advisor”) under procedures established and periodically reviewed by the Trust’s Board of Trustees.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation techniques, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2017 (unaudited) (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 - Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds uses prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2017 (unaudited) (continued)

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

The following is a summary of the inputs used as of March 31, 2017 in valuing the Funds’ securities carried at value:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal EDGE Active Income ETF
Bonds*	$—	$173,001,296	$—	$173,001,296
Common Stocks *	71,217,927	—	—	71,217,927
Preferred Stocks *	15,333,480	—	—	15,333,480
U.S. Government & Government Agency Obligations*	—	18,046,345	—	18,046,345

Total investments in securities	$86,551,407	$191,047,641	$—	$277,599,048
Principal Healthcare Innovators Index ETF
Common Stocks*	$6,694,250	$—	$—	$6,694,250

Total investments in securities	$6,694,250	$—	$—	$6,694,250
Principal Millennials Index ETF
Common Stocks*	$6,625,075	$—	$—	$6,625,075

Total investments in securities	$6,625,075	$—	$—	$6,625,075

Notes to Financial Statements

Principal Exchange-Traded Funds

March 31, 2017 (unaudited) (continued)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Principal Price Setters Index ETF
Common Stocks*	$6,915,181	$—	$—	$6,915,181

Total investments in securities	$6,915,181	$—	$—	$6,915,181
Principal Shareholder Yield Index ETF
Common Stocks*	$7,167,926	$—	$—	$7,167,926

Total investments in securities	$7,167,926	$—	$—	$7,167,926
Principal U.S. Small Cap Index ETF
Common Stocks*	$247,633,092	$—	$—	$247,633,092
Investment Companies	2,624,512	—	—	2,624,512

Total investments in securities	$250,257,604	$—	$—	$250,257,604

*	For additional detail regarding sector classifications, please see the Schedules of Investments.

Federal Income Tax Basis. As of March 31, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund was as follows:

Fund	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost for Federal Income Tax Purposes
Principal EDGE Active Income ETF	$16,289,050	$(4,087,521)	$12,201,529	$265,397,519
Principal Healthcare Innovators Index ETF	1,176,362	(755,984)	420,378	6,273,872
Principal Millennials Index ETF	686,335	(335,404)	350,931	6,274,144
Principal Price Setters Index ETF	149,456	(97,804)	51,652	6,863,529
Principal Shareholder Yield Index ETF	153,361	(172,430)	(19,069)	7,186,995
Principal U.S. Small Cap Index ETF	35,096,434	(4,662,503)	30,433,931	219,823,673

The Funds’ Schedules of Investments as of March 31, 2017 has not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ prospectus.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Exchange-Traded Funds

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 05/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 05/22/2017

By	/s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date 05/22/2017